Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Dec. 31, 2011
Free Market U.S. Equity Fund (Prospectus Summary) | Free Market U.S. Equity Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	FREE MARKET U.S. EQUITY FUND
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Free Market U.S. Equity Fund seeks long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Expenses and Fees
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 9% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Summary of Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund pursues its investment objective by investing under normal circumstances at least 80% of its net assets, including any borrowings for investment purposes, in shares of registered, open-end investment companies and exchange-traded funds ("ETFs") (collectively, "investment companies") that have either adopted policies to invest at least 80% of their assets in equity securities, such as common stocks, preferred stocks or securities convertible into stocks, of U.S. companies, or invest substantially all of their assets in such equity securities. The Fund will diversify its investments by investing primarily in investment companies focusing on different segments of the equity markets, including large ("large-cap"), small ("small-cap") and micro-capitalization ("micro-cap") equity securities that the Fund's investment adviser ("Adviser") believes offer the prospect of long-term capital appreciation.

Under normal market conditions, the Adviser expects substantially all of the
Fund's net assets to be invested in the securities of investment companies that invest in the types of securities described in each asset class below, with less than 2% of the net assets invested in cash or money market instruments. The
Adviser uses target ranges to allocate the Fund's assets among various investment company asset classes. Actual allocations may differ from the target due to market fluctuations and other factors. Generally, the Adviser expects that the Fund's investments will be within plus or minus 5% of the following target ranges:

Asset Class                Target
U.S. Large Cap Value          30%
U.S. Small Cap Value          25%
U.S. Large Company            15%
U.S. Small Cap                15%
U.S. Micro Cap                15%

U.S. Large Cap Value Asset Class: The underlying investment companies generally will purchase common stocks and other equity securities of large cap companies that the underlying investment adviser(s) determine to be value stocks at the time of purchase. An issuer's securities are considered value stocks primarily because they have a high book value in relation to their market value (a "book to market ratio"). In assessing value, the underlying investment adviser(s) may consider additional factors such as price to cash flow or price to earnings ratios as well as economic conditions and developments in the issuer's industry.
The criteria used for assessing value are subject to change from time to time.
Large cap companies generally are those companies with a market capitalization of $2.357 billion or greater.

U.S. Small Cap Value Asset Class: The underlying investment companies generally will purchase common stocks and other equity securities of small cap companies that the underlying investment adviser(s) determine to be value stocks at the time of purchase. Small cap companies generally are those companies with a market capitalization of $2.357 billion or less.

U.S. Large Company Asset Class: The underlying investment companies generally will purchase all of the stocks that comprise the S&P 500® Index in approximately the proportions they are represented in the S&P 500® Index.
Generally, these are the U.S. stocks with the largest market capitalizations and, as a group, they represent approximately 75% of the total market capitalization of all publicly traded U.S. stocks.

U.S. Small Cap Asset Class: The underlying investment companies generally will purchase common stocks and other equity securities of small cap companies primarily based on market capitalization. Small cap companies are generally those with a market capitalization of $2.357 billion or less. There may be some overlap in the companies in which the U.S. small cap asset class and the U.S.
micro cap asset class invest.

U.S. Micro Cap Asset Class: The underlying investment companies generally will purchase common stocks and other equity securities of micro cap companies. Micro cap companies are generally those companies with a market capitalization of
$1.126 billion or less. There may be some overlap in the companies in which the
U.S. micro cap asset class and the U.S. small cap asset class invest.

The Fund reserves the right to hold up to 100% of its assets as a temporary defensive measure in cash and money market instruments such as U.S. Government securities, bank obligations and commercial paper. To the extent the Fund employs a temporary defensive measure, the Fund may not achieve its investment objective.

Risk, Heading	rr_RiskHeading	Summary of Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. An investment in the Fund involves the same investment risks as those of the underlying investment companies in which the
Fund invests. These risks may adversely affect the Fund's net asset value
("NAV") and investment performance. The Fund is subject to the following principal risks:

o Stocks of large cap, small cap or micro cap companies in which the Fund's underlying investment companies invest or in which the Fund invests directly may temporarily fall out of favor with investors or may be more volatile than the rest of the U.S. market as a whole.

o The smaller the capitalization of a company, generally the less liquid its stock and the more volatile its price. Companies with smaller market capitalizations also tend to have unproven track records and are more likely to fail than companies with larger market capitalizations.

o Although the Fund will invest in other investment companies that invest in equity securities believed to be undervalued, there is no guarantee that the prices of these securities will not move even lower.

o Companies in which the Fund's underlying investment companies invest may suffer unexpected losses or lower than expected earnings or their securities may become difficult or impossible to sell at the time and for the price that the underlying investment adviser(s) would like.

o The Adviser's judgment about the attractiveness or potential appreciation of a particular underlying investment company security could prove to be wrong or the
Fund could miss out on an investment opportunity because the assets necessary to take advantage of such opportunity are tied up in less advantageous investments.

o Because under normal circumstances the Fund invests at least 80% of its net assets in shares of registered investment companies that emphasize investments in U.S. equity securities, the NAV of the Fund will change with changes in the share prices of the investment companies in which the Fund invests.

o There is a risk that large capitalization stocks may not perform as well as other asset classes or the U.S. stock market as a whole. In the past, large capitalization stocks have gone through cycles of doing better or worse than the stock market in general.

o There is a risk that the Fund, which is passively managed, may not perform as well as funds with more active methods of investment management, such as selecting securities based on economic, financial, and market analysis.

o The performance of the Fund will depend on how successfully the investment adviser(s) to the underlying investment companies pursue their investment strategies.

More information about the Fund's investments and risks is contained under the section entitled "More About Each Fund's Investments and Risks."

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The chart below illustrates the long-term performance of the Fund. The information shows you how the Fund's performance has varied year by year and provides some indication of the risks of investing in the Fund. The chart assumes reinvestment of dividends and distributions. Total returns would have been lower had certain fees and expenses not been waived or reimbursed. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated information is available at www.mymatrix.cc or (866) 780-0357 Ext. 3863.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart below illustrates the long-term performance of the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	(866) 780-0357 Ext. 3863
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.mymatrix.cc
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best and Worst Quarterly Performance (for the period reflected in the chart above)

Best Quarter: 22.80% (quarter ended June 30, 2009)

Worst Quarter: (26.63)% (quarter ended December 31, 2008)

Year to Date Total Return as of September 30, 2011: (16.15)%

Performance Table, Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	Actual after-tax returns will depend on an investor's tax situation and may differ from those shown.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The table below compares the average annual total returns of the Fund before and after taxes for the past calendar year and since inception to the average total returns of a broad-based securities market index for the same periods.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2010
Free Market U.S. Equity Fund (Prospectus Summary) | Free Market U.S. Equity Fund | Russell 2500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2500® Index (reflects no deduction for fees, expenses or taxes)	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.71%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.48%	[2]
Free Market U.S. Equity Fund (Prospectus Summary) | Free Market U.S. Equity Fund | Composite Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Composite Index	[3]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.71%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.63%)	[2]
Free Market U.S. Equity Fund (Prospectus Summary) | Free Market U.S. Equity Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.14%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	98
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	306
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	531
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,178
Annual Return 2008	rr_AnnualReturn2008	(30.52%)
Annual Return 2009	rr_AnnualReturn2009	30.38%
Annual Return 2010	rr_AnnualReturn2010	24.54%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date Total Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(16.15%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.63%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Fund Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.54%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.10%	[2]
Free Market U.S. Equity Fund (Prospectus Summary) | Free Market U.S. Equity Fund | Institutional Class | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Fund Returns After Taxes on Distributions	[4]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.29%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.82%	[2]
Free Market U.S. Equity Fund (Prospectus Summary) | Free Market U.S. Equity Fund | Institutional Class | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Fund Returns After Taxes on Distributions and Sale of Fund Shares	[4]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.95%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.32%	[2]

[1]	The Russell 2500® Index measures the performance of 2500 of the smallest securities of the Russell 3000® Index. As of November 30, 2011, the median market capitalization of the companies in the Russell 2500® Index was $651 million and the largest stock was $9.74 billion.
[2]	The Fund commenced operations on December 31, 2007.
[3]	The Composite Index is comprised of the S&P 500® Index, Russell 1000® Value Index, Russell 2000® Index and Russell 2000® Value Index, each weighted 25%, 25%, 25% and 25%, respectively. Additional information about the Composite Index can be found under the section entitled "More About Each Fund's Investments and Risks."
[4]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.